SHARE CAPITAL - Narrative (Details)							12 Months Ended
	Mar. 22, 2021 CAD ($) shares	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 03, 2021 CAD ($) shares	Feb. 19, 2021 CAD ($) shares	Feb. 19, 2021 USD ($) $ / shares shares	Jun. 02, 2020 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Sep. 28, 2021 CAD ($)	Sep. 16, 2021 CAD ($)	Mar. 03, 2021 $ / shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares
Share Capital
Aggregate gross proceeds							$ 19,551,000	$ 18,091,000
Exercise of the underwriters' over-allotment option | shares	10,230,000	10,230,000
Premium liability			$ 0
Share capital
Share Capital
Issued of common shares under ATM | shares												4,230,186	4,230,186
Aggregate gross proceeds	$ 107,949,000	$ 86,273,000	$ 8,000,000	$ 36,265,000	$ 28,750,000	$ 3,914,000
Private placement of common shares | shares	78,430,000	78,430,000		31,593,950	31,593,950
Exploration expenditures								$ 930,000
Average price per share | (per share)		$ 1.10			$ 0.91	$ 0.93
Issuance costs						$ 466,000
Commissions						78,000
Costs associated with set-up						$ 384,000
Exercise of the underwriters' over-allotment option | shares				4,120,950	4,120,950
Warrant exercisable	Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.25 for 24 months after issuance	Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.25 for 24 months after issuance		Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance	Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance
Private placement flow-through common per shares | $ / shares											$ 1.35
Aggregate offering amount									$ 50,000,000	$ 250,000,000
Eligible exploration expenditures to spend							$ 8,000,000
Private placement flow-through common shares | shares			5,926,000
Set-up and maintenance of 2021 Shelf Prospetus and 2021 ATM Program
Share Capital
Issued of common shares under ATM | shares								3,840,000
Average price per share | $ / shares							$ 1.88	$ 2.08
Issuance costs							$ 1,347,000	$ 748,000
Commissions							564,000	160,000
Costs associated with set-up							$ 783,000	588,000
Total number of shares issued under ATM | shares							14,883,162
Aggregate gross proceeds							$ 28,175,000	$ 7,975,000
Maintenance of 2021 Shelf Prospetus and 2021 ATM Program
Share Capital
Issued of common shares under ATM | shares							11,042,862
Average price per share | $ / shares							$ 1.83
Issuance costs							$ 599,000
Commissions							404,000
Costs associated with set-up							195,000
Aggregate gross proceeds							$ 20,200,000